Share-Based Payment - Summary Of Share Based Payment (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Ending balance	6,523,784
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	82,492	148,148	0
Granted during the period	609,860		148,148
Settled during the period	(18,132)
Transferred during the period	(20,098)	(41,685)
Forfeited during the period	(77,497)	(23,971)
Ending balance	576,625	82,492	148,148
Restricted Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	217,615
Restricted Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	179,482
Restricted Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	179,528
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Granted during the period	112,268
Forfeited during the period	(7,245)
Ending balance	105,023
Performance Stock Units [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	35,007
Performance Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	35,008
Performance Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	35,008
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	82,492	148,148	0
Granted during the period	722,128		148,148
Settled during the period	(18,132)
Transferred during the period	(20,098)	(41,685)
Forfeited during the period	(84,742)	(23,971)
Ending balance	681,648	82,492	148,148
Restricted Stock Units and Performance Stock Unit [Member] | 2024
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	252,622
Restricted Stock Units and Performance Stock Unit [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	214,490
Restricted Stock Units and Performance Stock Unit [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	214,536